Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [Text Block]

12. Property, plant and equipment

Dec. 31, 2020	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets	Total
Balance, Jan. 1, 2020	$69,903	$733,874	$2,146,583	$2,653,752	$201,972	$5,806,084
Additions	809	256,251	311	28,523	17,759	303,653
Capitalized stripping and development	—	—	83,137	—	—	83,137
Decommissioning and restoration	—	263	6,849	39,680	—	46,792
Interest capitalized	—	—	—	—	—	—
Transfers and other movements	8,040	(36,668)	(41,256)	70,777	(893)	—
Disposals	—	—	—	(19,681)	(5,884)	(25,565)
Effects of movements in exchange rates	307	3,442	21,837	20,668	1,349	47,603
Balance, Dec. 31, 2020	79,059	957,162	2,217,461	2,793,719	214,303	6,261,704

Accumulated depreciation
Balance, Jan. 1, 2020	—	—	963,530	1,069,687	110,308	2,143,525
Depreciation for the year	—	—	146,113	200,632	23,351	370,096
Disposals	—	—	—	(14,038)	(2,475)	(16,513)
Effects of movement in exchange rates	—	—	16,631	15,300	1,010	32,941
Balance, Dec. 31, 2020	—	—	1,126,274	1,271,581	132,194	2,530,049
Net book value	$79,059	$957,162	$1,091,187	$1,522,138	$82,109	$3,731,655

Dec. 31, 2019	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, January 1, 2019	$52,206	$873,781	$1,998,439	$2,473,176	$180,151	$5,577,753
Additions	17,016	109,372	—	33,309	22,158	181,855
Acquisitions (note 5)	—	91,332	3,157	—	373	94,862
Capitalized stripping and development	—	—	103,108	—	—	103,108
Decommissioning and restoration	—	41	3,314	86,053	—	89,408
Interest capitalized	—	9,890	—	—	—	9,890
Transfers and other movements	—	(30,000)	642	30,406	(1,048)	—
Impairments (note 6e)	—	(322,249)	—	—	—	(322,249)
Disposals	—	(2,029)	—	(10,747)	(1,533)	(14,309)
Effects of movements in exchange rates	681	1,528	41,080	38,452	1,793	83,534
Other	—	2,208	(3,157)	3,103	78	2,232
Balance, Dec. 31, 2019	69,903	733,874	2,146,583	2,653,752	201,972	5,806,084

Accumulated depreciation
Balance, January 1, 2019	—	—	780,754	872,330	89,877	1,742,961
Depreciation for the year	—	—	154,970	179,062	19,850	353,882
Disposals	—	—	—	(6,675)	—	(6,675)
Effects of movement in exchange rates	—	—	27,806	24,970	581	53,357
Balance, Dec. 31, 2019	—	—	963,530	1,069,687	110,308	2,143,525
Net book value	$69,903	$733,874	$1,183,053	$1,584,065	$91,664	$3,662,559

At December 31, 2019 capital works in progress decreased compared to January 1, 2019 as a result of the impairment charge of $322,249 (pre-tax) related to the Arizona CGU (see note 6e), partially offset by fixed asset additions.

For the impairment test completed at September 30, 2019, Fair Value Less Cost of Disposal, ("FVLCD") was used to determine the recoverable amount since it is higher than value in use. FVLCD was calculated using discounted after-tax cash flows based on cash flow projections and assumptions in Hudbay's most current life of mine ("LOM") plans. The fair value measurement in its entirety is categorized as Level 3 based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value.

LOM plans are based on optimized mine and processing plans and the assessment of capital expenditure requirements of a mine site. LOM plans incorporate management's best estimates of key assumptions which are discount rates, future commodity prices, production based on current estimates of recoverable reserves, future operating and capital costs, value of mineral resources not included in the LOM plan, beginning date of project cash flows incorporating permit related project delays and future foreign exchange rates.

The discount rate was based on the CGU's weighted average cost of capital, of which the two main components are the cost of equity and the after-tax cost of debt. Cost of equity was calculated based on the capital asset pricing model, incorporating the risk-free rate of return based on the US Government's marketable bond yields as at the valuation date, the Company's beta coefficient adjustment to the market equity risk premium based on the volatility of the Company's return in relation to that of a comparable market portfolio, plus a country risk premium, size premium and company-specific risk factor. Cost of debt was determined by applying an appropriate market indication of the Company's borrowing capabilities and the corporate income tax rate applicable to the Arizona CGU. As at September 30, 2019, a real discount rate of 9.50% for the Arizona CGU was used to calculate the estimated after-tax discounted future net cash flows, commensurate with its individual estimated level of risk.

Commodity prices used in the impairment assessment were determined by reference to external market participant sources. The key commodity price for this assessment is the price of copper. Where applicable to each of Hudbay's CGUs, the cash flow calculations were based on estimates of future production levels applying forecasts for metal prices, which included forecasts for long-term prices. As at September 30, 2019, for the Arizona CGU, the cash flow calculations utilized a long-term copper price of $3.10/lb, molybdenum long-term prices of $11.00/lb and capital, operating and reclamation costs based on the most current LOM plans.

Expected future cash flows used to determine the FVLCD used in the impairment testing are inherently uncertain and could materially change over time. Should management's estimate of the future not reflect actual events, impairments may be identified. This may have a material effect on the Company's consolidated financial statements. Although it is reasonably possible for a change in key assumptions to occur, the possible effects of a change in any single assumption may not fairly reflect the impact on a CGU's fair value as the assumptions are inextricably linked. For example, a decrease in the assumed price of long-term copper could result in amendments to the mine plans which would partially offset the effect of lower prices. It is difficult to determine how all of these factors would interrelate; however, in deriving a recoverable amount, management believes all of these factors need to be considered.

As at September 30, 2019, the carrying value of the Arizona CGU exceeded the estimated recoverable amount of $615,368 by $242,106 (after-tax), leading to the impairment charge recorded (note 6e).

At December 31, 2020, the Company assessed whether there were impairment or impairment reversal indicators associated the general business environment and known changes to business planning and determined there were none (note 6e).